Fair Value Measurements and Financial Instruments - Fair Value Measurement Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 22, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 8,335		$ 143,237
$8.63 Warrants liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	1,833		0
PIPE Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	311	$ 1,300	0
Quoted prices in active markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	1,833
Sponsor Earnout liability	0
Cantor Loan			0
Quoted prices in active markets (Level 1) | Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes			0
Quoted prices in active markets (Level 1) | Promissory notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes			0
Quoted prices in active markets (Level 1) | $8.63 Warrants liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	1,833
Quoted prices in active markets (Level 1) | PIPE Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0
Quoted prices in active markets (Level 1) | Liberty Warrants and Liberty Advisory Fee Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0
Quoted prices in active markets (Level 1) | Columbia Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability			0
Significant observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0
Sponsor Earnout liability	0
Cantor Loan			0
Significant observable inputs (Level 2) | Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes			180,356
Significant observable inputs (Level 2) | Promissory notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes			40,925
Significant observable inputs (Level 2) | $8.63 Warrants liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0
Significant observable inputs (Level 2) | PIPE Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0
Significant observable inputs (Level 2) | Liberty Warrants and Liberty Advisory Fee Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0
Significant observable inputs (Level 2) | Columbia Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability			0
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	6,502
Sponsor Earnout liability	1,353
Cantor Loan			7,522
Significant unobservable inputs (Level 3) | Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes			0
Significant unobservable inputs (Level 3) | Promissory notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes			0
Significant unobservable inputs (Level 3) | $8.63 Warrants liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0
Significant unobservable inputs (Level 3) | PIPE Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	311
Significant unobservable inputs (Level 3) | Liberty Warrants and Liberty Advisory Fee Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 6,191
Significant unobservable inputs (Level 3) | Columbia Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability			$ 143,237